Fair Value Measurements - Initial Measurement (Details) - Mcap Acquisition Corp [Member] - Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2021 $ / shares yr	Mar. 02, 2021	Mar. 02, 2021 yr	Mar. 02, 2021 $ / shares	Mar. 02, 2021 d
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input	0.98	0.71			0.071
Measurement Input, Expected Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input	5.1		7		7
Measurement Input, Price Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input	12	13			13
Measurement Input, Exercise Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input	11.50			11.50	11.5
Measurement Input, Share Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input	9.87			9.55	9.55